WARRANTS (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Statement [Line Items]
Number Of Warrants Balance, Beginning	7,388,000
Warrants [Member]
Statement [Line Items]
Number Of Warrants, Exercised	(473,000)
Number Of Warrants, Cancelled/expired	(885,000)
Number Of Warrants Balance, ending	7,388
Weighted Average Exercise Price Outstanding Balance, Beginning | $ / shares	$ 3.37
Number Of Warrants Balance, Beginning	8,746,000
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.49
Weighted Average Exercise Price, Cancelled/expired | $ / shares	3.00
Weighted Average Exercise Price Outstanding Balance, Ending | $ / shares	$ 3.60